Note 7 - Convertible Debt (PIK Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Convertible Debt [Text Block]
NOTE
7–
CONVERTIBLE DEBT (PIK NOTES)

The Company raised
$23
million of financing through the issuance of
two
series of Paid-In-Kind (“PIK”)-Election Convertible Notes in
2013
(“Series
2023
Notes”) and
2014
(“Series A Notes”). The original terms of the Series A Notes included among other things: (i) a maturity of
November 1, 2018
with an option to extend to
November 1, 2019, (
ii) a stated interest rate of
10%
paid semi-annually and (iii) a conversion price of
$0.90,
adjusted downward based on an anti-dilution provision. The original terms of the Series
2023
Notes included among other things: (i) a maturity of
August 1, 2023, (
ii) a stated interest rate of
10%
paid semi-annually and (iii) a conversion price of
$1.40,
adjusted downward based on an anti-dilution provision. On
December 14, 2017,
an amendment agreement, entered into between the Company and the holders of the Series A Notes and Series
2023
Notes, went into effect. The agreement resulted in changes to certain terms of the Series A and Series
2023
Notes. The key terms of the Series A and Series
2023
Notes, as amended, are highlighted in the table below:

Key Terms	Series 2023 Notes	Series A Notes
Inception Date	08/01/2013	11/03/2014
Cash Received	$10,500,000	$12,500,000
Principal (Initial Liability)	$10,500,000	$19,848,486
Maturity (Term)	Matures on August 1, 2023, but convertible into shares of the Company’s common stock at the discretion of the holder or by the Company based on the market price of the Company’s stock;
Matures on May 1, 2023 but extends to August 1, 2023 if the Series 2023 Notes are still outstanding. Convertible into shares of the Company’s common stock at the discretion of the holder or by the Company based on the market price of the Company’s stock;

Exercise Price	$0.59, adjusted downward based on anti-dilution provisions/downround protection	$0.40, adjusted downward based on anti-dilution provisions/down-round protection;
Stated Interest	10% per annum through December 14, 2017, 3% per annum thereafter, due semiannually;	10% per annum through December 14, 2017, 3% per annum thereafter, due semiannually;
Derivative Liability	$2,055,000 established at inception due to the existence of down-round protection; revalued every quarter using Monte Carlo model	$9,212,285 established at inception due to existence of down-round protection; revalued every quarter using a Monte Carlo model

As of
June 30, 2018,
the liability components of the PIK Notes on the Company’s balance sheet are listed in the following table:

	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$16,152,402	$27,214,693	$43,367,095
Less: Discount	(1,453,542)	(5,488,161)	(6,941,703)
Less: Deferred Financing Cost	(201,756)	(268,436)	(470,192)
PIK Note Payable, Net	$14,497,104	$21,548,096	$35,955,200

PIK Note Derivative Liability	$748,417	$8,000,101	$8,748,518

 As of
December 31, 2017,
the liability components of the PIK Notes on the Company’s balance sheet are listed in the following table:

	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$16,090,721	$26,909,716	$43,000,437
Less: Discount	(1,538,299)	(7,701,839)	(9,240,138)
Less: Deferred Financing Cost	(221,280)	(294,414)	(515,694)
PIK Note Payable, Net	$14,331,142	$18,913,463	$33,244,605

PIK Note Derivative Liability	$163,634	$1,883,630	$2,047,264

Series A Notes (Amended)
On
November 3, 2014 (
“Issue Date”), the Company issued, in a private placement pursuant to investment agreements,
$19,848,486
principal amount of
10%
PIK-Election Convertible Notes due
2018
("Series A Notes") in exchange for
$12,500,000
in cash and the cancellation of previously-issued warrants held by one
investor.

The original terms of the Series A Notes included among other things: (i) a maturity of
November 1, 2018
with an option to extend to
November 1, 2019, (
ii) a stated interest rate of
10%
paid semi-annually and (iii) a conversion price of
$0.90,
adjusted downward based on an anti-dilution provision.

At
June 30, 2018,
the fair value of the Series A Note Derivative was estimated to be
$8,000,101.
During the
three
and
six
months ended
June 30, 2018,
the Company amortized
$80,142
and
$2,239,656,
respectively of debt discount and deferred financing cost relating to the Series A Notes Payable and issued additional PIK Notes of
$304,977
in lieu of cash interest payments, increasing the Series A Notes Payable carrying value to
$21,458,096
as of
June 30, 2018.

At
December 31, 2017,
the fair value of the Series A Note Derivative was estimated to be
$1,883,630,
which includes the value of the derivative related to the additional PIK Notes issued in
May
and
November 2017
for the semi-annual interest payments due and the additional notes issued in
December, 2017.
During the year ended
December 31, 2017,
the Company amortized
$5,808,294
of debt discount and deferred financing cost relating to the Series A Notes Payable and issued additional PIK Notes in lieu of interest payments of
$2,797,836,
increasing the Series A Notes Payable carrying value to
$26,909,721
as of
December 31, 2017.

As of
June 30, 2018,
the Company was in compliance with the covenants of the Series A Notes.

Series
2023
Notes (Amended)
In
August 2013,
the Company received
$10,500,000
of financing through the private placement of
10%
mandatory convertible Notes due
2023
("Series
2023
Notes"). The principal amount of the Notes is due on maturity. The Company can elect to pay semi-annual interest on the Series
2023
Notes with additional PIK Notes containing the same terms as the Series
2023
Notes, except interest will accrue from issuance of such notes. The Company can also elect to pay interest in cash. In
February, 2017
and
August, 2017,
the Company issued
$703,550
and
$738,728,
respectively, in additional Series
2023
Notes to the holders to pay the semi-annual interest. Additionally, on
December 14, 2017,
the Company issued
$577,439
of additional
2023
Notes, which represented the accrued interest of the Series
2023
Notes on the day on which the terms of the Series
2023
Notes were effectively amended.

The original terms of the Series
2023
Notes included among other things: (i) a maturity of
August 1, 2023, (
ii) a stated interest rate of
10%
paid semi-annually and (iii) a conversion price of
$1.40,
adjusted downward based on an anti-dilution provision.

At
June 30, 2018,
the fair value of the Series
2023
Note Derivative was estimated to be
$748,417,
which includes the value of the derivative related to additional PIK Notes issued in
February 2018.
During the
three
and
six
months ended
June 30, 2018,
the Company amortized
$50,115
 and
$104,281,
respectively of debt discount and deferred financing cost relating to the Series
2023
Notes Payable and issued additional PIK Notes of
$61,681
in lieu of cash interest payments, increasing the Series
2023
Notes Payable carrying value to
$14,497,104
as of
June 30, 2018.

At
December 31, 2017,
the fair value of the Series
2023
Note Derivative was estimated to be
$163,634,
which includes the value of the derivative related to additional PIK Notes issued in
February
and
August 2016
for the semi-annual interest payments due and the additional notes issued in
December, 2017.
During the year ended
December 31, 2017,
the Company amortized
$200,360
of debt discount and deferred financing cost relating to the Series
2023
Notes Payable and issued additional PIK Notes of
$2,019,717
in lieu of cash interest payments, increasing the Series
2023
Notes Payable carrying value to
$16,090,721
as of
December 31, 2017.
As part of the amendment agreement, the holders of the Series
2023
Notes received warrants to purchase
3,720,000
million shares of common stock at
$0.10
per share. The Black Scholes value of these warrants totaled
$224,290.

As of
June 30, 2018,
the Company was in compliance with the covenants of the Series
2023
Notes.

NOTE
8
– CONVERTIBLE DEBT (PIK NOTES)

The Company raised
$23
million of financing through the issuance of
two
series of Paid-In-Kind (“PIK”)-Election Convertible Notes in
2013
(“Series
2023
Notes”) and
2014
(“Series A Notes”). The original terms of the Series A Notes included among other things: (i) a maturity of
November 1, 2018
with an option to extend to
November 1, 2019, (
ii) a stated interest rate of
10%
paid semi-annually and (iii) a conversion price of
$0.90,
adjusted downward based on an anti-dilution provision. The original terms of the Series
2023
Notes included among other things: (i) a maturity of
August 1, 2023, (
ii) a stated interest rate of
10%
paid semi-annually and (iii) a conversion price of
$1.40,
adjusted downward based on an anti-dilution provision. On
December 14, 2017,
an amendment agreement, entered into between the Company and the holders of the Series A Notes and Series
2023
Notes, went into effect. The agreement resulted in changes to certain terms of the Series A and Series
2023
Notes. The key terms of the Series A and Series
2023
Notes, as amended, are highlighted in the table below:

Key Terms	Series 2023 Notes	Series A Notes
Inception Date	08/01/2013	11/03/2014
Cash Received	$10,500,000	$12,500,000
Principal (Initial Liability)	$10,500,000	$19,848,486
Maturity (Term)	Matures on August 1, 2023, but convertible into shares of the Company’s common stock at the discretion of the holder or by the Company based on the market price of the Company’s stock;
Matures on May 1, 2023 but extends to August 1, 2023 if the Series 2023 Notes are still outstanding. Convertible into shares of the Company’s common stock at the discretion of the holder or by the Company based on the market price of the Company’s stock;

Exercise Price	$0.59, adjusted downward based on anti-dilution provisions/downround protection	$0.40, adjusted downward based on anti-dilution provisions/down-round protection;
Stated Interest	10% per annum through December 14, 2017, 3% per annum thereafter, due semiannually;	10% per annum through December 14, 2017, 3% per annum thereafter, due semiannually;
Derivative Liability	$2,055,000 established at inception due to the existence of down-round protection; revalued every quarter using Monte Carlo model	$9,212,285 established at inception due to existence of down-round protection; revalued every quarter using a Monte Carlo model

As of
December 31, 2017,
the liability components of the PIK Notes on the Company’s balance sheet are listed in the following table:

	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$16,090,721	$26,909,716	$43,000,437
Less: Discount	(1,538,299)	(7,701,839)	(9,240,138)
Less: Deferred Financing Cost	(221,280)	(294,414)	(515,694)
PIK Note Payable, Net	$14,331,142	$18,913,463	$33,244,605

PIK Note Derivative Liability	$163,634	$1,883,630	$2,047,264

As of
December 31, 2016,
the liability components of the PIK Notes on the Company’s balance sheet are listed in the following table:

	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$14,071,008	$24,125,958	$38,196,966
Less: Discount	(1,721,898)	(13,421,225)	(15,143,123)
Less: Deferred Financing Cost	(5,064)	(8,686)	(13,750)
PIK Note Payable, Net	$12,344,046	$10,696,047	$23,040,093

PIK Note Derivative Liability	$142,909	$2,033,643	$2,176,552

Series A Notes (Amended)

On
November 3, 2014 (
“Issue Date”), the Company issued, in a private placement pursuant to investment agreements,
$19,848,486
principal amount of
10%
PIK-Election Convertible Notes due
2018
("Series A Notes") in exchange for
$12,500,000
in cash and the cancellation of previously-issued warrants held by one
investor.

The original terms of the Series A Notes included among other things: (i) a maturity of
November 1, 2018
with an option to extend to
November 1, 2019, (
ii) a stated interest rate of
10%
paid semi-annually and (iii) a conversion price of
$0.90,
adjusted downward based on an anti-dilution provision. The original terms of both the Series A notes and Series
2023
Notes can be as exhibits to Forms
8
-K filed on
November 5, 2014.

Below are key amended terms of the Series A Notes:

●	Maturity : May 1, 2023 but extends to August 1, 2023 if the Series 2023 Notes are outstanding.
●	Exercise Price : $0.40 per share and will be adjusted from time to time pursuant anti-dilution provisions.
●	Stated Interest : 10% payable semiannually in arrears through December 14, 2017, 3% payable semiannually in arrears thereafter.
●
Liquidated Damages
: The Company is required to pay the noteholders
1%
of the principal amount of the Series A Notes if a Registration statement is not
filed and effective within
90
days of the inception date (and further damages for every
30
days thereafter).

●
The number of shares issuable under the Notes
may
be affected by the anti-dilution provisions of the Notes. The antidilition provisions adjust the Exercise Price of the Notes in the event of stock dividends and splits, issuance below the market price of the common stock, issuances below the conversion price of the Notes, pro rata distribution of assets, rights plans, tender offers, and exchange offers.

The entire principal amount of the Series A Notes and accrued interest thereon shall be mandatorily converted into shares of the Company’s common stock if (i) the Volume Weighted Average Price (“VWAP”) of the
thirty
(
30
) preceding trading days is at or greater than
$1.00
or the VWAP of the
ten
(
10
) preceding trading days is at or greater than
$1.40;
(ii) the closing market price of the shares of the Company’s common stock is at or greater than
$1.00;
(iii) all outstanding amounts under each Series
2023
Note or replacement financing, if any, shall have been converted into shares of the Company’s common stock pursuant to the terms of such Series
2023
Note or the replacement financing, if any, on or prior to the date on which a notice of mandatory conversion is received; and (iv) either (
x
) a registration statement is effective and available for the resale of all of the shares into which the Series A Notes convert on the date on which the Series A notes are mandatorily converted and each of the five
(
5
) trading days prior to the date of mandatory conversion and on the date of mandatory conversion the holders of the Series A Notes are not
restricted from selling or distributing any shares into which the Series A Notes convert pursuant to the provisions of the Registration Rights Agreement or (y) the holders Series A Notes may
sell all such shares into which the Series A Notes convert immediately under Rule
144
under the Securities Act.

These Series A Notes were
not
issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. In addition to the customary anti-dilution provisions the notes contain a down-round provision whereby the conversion price would be adjusted downward in the event that additional shares of the Company’s common stock or securities exercisable, convertible or exchangeable for the Company’s common stock were issued for cash consideration (e.g. a capital raise) at a price less than the conversion price. Therefore, the estimated fair value of the conversion feature of
$9,212,285
(based on observable inputs using a Monte Carlo model) was bifurcated from the Series A Notes and accounted for as a separate derivative liability, which resulted in a corresponding amount of debt discount on the Series A Notes. In addition, an additional debt discount of
$7,348,486
was recorded as a result of the difference between the
$12,500,000
of cash received and the
$19,848,486
of principal on the Series A Notes. This combined debt discount of
$16,560,771
is being amortized using the effective interest method over the
9
-year term of the Notes as Interest Expense, while the PIK Note Derivative is carried at fair value (using a Monte Carlo model) until the Notes are converted or otherwise extinguished. Any changes in fair value are recognized in earnings.

In
May 2017
and
November 2017,
the Company issued
$1,206,289
and
$1,266,613,
respectively, in additional Series A Notes to the holders to pay the semi-annual interest. Additionally, on
December 14, 2017,
the Company issued
$324,925
of additional Series A Notes, which represented the accrued interest of the Series A Notes on the day on which the terms of the Series A Notes were effectively amended. As part of the amendment agreement, the holders of the Series A Notes received warrants to purchase
6,280,000
million shares of common stock for
$0.10
per share. The Black Scholes value of these warrants totaled
$298,420.

At
December 31, 2017,
the fair value of the Series A Note Derivative was estimated to be
$1,883,630,
which includes the value of the derivative related to the additional PIK Notes issued in
May
and
November 2017
for the semi-annual interest payments due and the additional notes issued in
December, 2017.
During the year ended
December 31, 2017,
the Company amortized
$5,808,294
of debt discount and deferred financing cost relating to the Series A Notes Payable and issued additional PIK Notes in lieu of interest payments of
$2,797,836,
increasing the Series A Notes Payable carrying value to
$26,909,721
as of
December 31, 2017.

At
December 31, 2016,
the fair value of the Series A Note Derivative was estimated to be
$2,033,643,
which includes the value of the derivative related to the additional PIK Notes issued in
May
and
November 2016
for the semi-annual interest payments due. During the year ended
December 31, 2016,
the Company amortized
$2,549,433
of debt discount and deferred financing cost relating to the Series A Notes Payable and issued additional PIK Notes in lieu of interest payments of
$2,243,003,
increasing the Series A Notes Payable carrying value to
$10,696,047
as of
December 31, 2016.

Series
2023
Notes (Amended)

In
August 2013,
the Company received
$10,500,000
of financing through the private placement of
10%
mandatory convertible Notes due
2023
("Series
2023
Notes"). The principal amount of the Notes is due on maturity. The Company can elect to pay semi-annual interest on the Series
2023
Notes with additional PIK Notes containing the same terms as the Series
2023
Notes, except interest will accrue from issuance of such notes. The Company can also elect to pay interest in cash. In
February, 2017
and
August, 2017,
the Company issued
$703,550
and
$738,728,
respectively, in additional Series
2023
Notes to the holders to pay the semi-annual interest. Additionally, on
December 14, 2017,
the Company issued
$577,439
of additional
2023
Notes, which represented the accrued interest of the Series
2023
Notes on the day on which the terms of the Series
2023
Notes were effectively amended.

The Series
2023
Notes convert into the Company’s common stock at a conversion price of
$0.59
per share, which is subject to customary anti-dilution adjustments; the holders may
convert the Series
2023
Notes at any time. The Series
2023
Notes are mandatorily convertible after
one
year when the weighted average trading price of a share of the common stock for the preceding ten
trading days is in excess of the conversion price. The Series
2023
Notes contain customary representations and warranties and several covenants. The proceeds are being used for general corporate purposes.
No
broker was used and
no
commission was paid in connection with the sale of the Series
2023
Notes. As of
December 31, 2017,
the Company was in compliance with the covenants.

These Series
2023
Notes were
not
issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. In addition to the customary anti-dilution provisions the notes contain a down-round provision whereby the conversion price would be adjusted downward in the event that additional shares of the Company’s common stock or securities exercisable, convertible or exchangeable for the Company’s common stock were issued for cash consideration (e.g. a capital raise) at a price less than the conversion price. Therefore, the estimated fair value of the conversion feature of
$2,055,000
(based on observable inputs using a Monte Carlo model) was bifurcated from the Series
2023
Notes and accounted for as a separate derivative liability, which resulted in a corresponding amount of debt discount on the Series
2023
Notes. The debt discount is being amortized using the effective interest method over the
10
-year term of the Series
2023
Notes as Interest Expense, while the PIK Note Derivative is carried at fair value (using a Monte Carlo model) until the Series
2023
Notes are converted or otherwise extinguished. Any changes in fair value are recognized in earnings.

At
December 31, 2017,
the fair value of the Series
2023
Note Derivative was estimated to be
$163,634,
which includes the value of the derivative related to additional PIK Notes issued in
February
and
August 2016
for the semi-annual interest payments due and the additional notes issued in
December, 2017.
During the year ended
December 31, 2017,
the Company amortized
$200,360
of debt discount and deferred financing cost relating to the Series
2023
Notes Payable and issued additional PIK Notes of
$2,019,717
in lieu of cash interest payments, increasing the Series
2023
Notes Payable carrying value to
$16,090,721
as of
December 31, 2017.
As part of the amendment agreement, the holders of the Series
2023
Notes received warrants to purchase
3,720,000
million shares of common stock for
$0.10
per share. The Black Scholes value of these warrants totaled
$224,290.

At
December 31, 2016,
the fair value of the Series
2023
Note Derivative was estimated to be
$142,909,
which includes the value of the derivative related to additional PIK Notes issued in
February
and
August 2016
for the semi-annual interest payments due. During the year ended
December 31, 2016,
the Company amortized
$154,567
of debt discount and deferred financing cost relating to the Series
2023
Notes Payable and issued additional PIK Notes in lieu of interest payments of
$1,308,192,
increasing the Series
2023
Notes Payable carrying value to
$12,344,046
as of
December 31, 2016.